Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Operating Leased Assets [Line Items]
2013	$ 19,713
2014	15,788
2015	13,448
2016	10,287
2017	5,575
2018 and thereafter	3,807
Total minimum payments	68,618
Operating Leases
Operating Leased Assets [Line Items]
2013	9,606
2014	6,654
2015	5,330
2016	4,156
2017	2,404
2018 and thereafter	3,807
Total minimum payments	31,957
Vehicle Leases
Operating Leased Assets [Line Items]
2013	10,107
2014	9,134
2015	8,118
2016	6,131
2017	3,171
Total minimum payments	$ 36,661